Document and Entity Information	0 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	497
Document Period End Date	Nov. 30, 2012
Registrant Name	TIAA-CREF FUNDS
Central Index Key	0001084380
Amendment Flag	false
Document Creation Date	Jul. 11, 2013
Document Effective Date	Jul. 16, 2013
Prospectus Date	Oct. 01, 2012